CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Notes
SCHEDULE OF CONVERTIBLE NOTES
	December 31, 2023	December 31, 2022

Convertible notes-principal	$-	$5,500,000
Convertible notes-discount	-	(316,060)
Convertible notes-interest	-	366,667
Total	$-	$5,550,607